Segmented Information - Additional Information (Detail) - segment		12 Months Ended
	Oct. 26, 2022	Dec. 31, 2022
Disclosure of operating segments [line items]
Number of reportable segments		4
Fort Hills Energy Limited Partnership
Disclosure of operating segments [line items]
Ownership interest in joint venture sale	21.30%	21.30%